Fair Value Measurements, Available-For-Sale Securities And Restricted Funds (Schedule Of Estimated Fair Values Of Interest Rate Swap Contract Liabilities) (Details) (USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2011	Dec. 31, 2010
Fair Value Measurements, Available-For-Sale Securities And Restricted Funds [Abstract]
Accrued expenses and other liabilities	$ 86,975
Other long-term liabilities	75,332	215,473
Totals	$ 162,307	$ 215,473